Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 30,524	$ 36,716
Accounts receivable, less allowances of $3,584 and $3,848	181,036	128,365
Inventories, principally on last-in first-out basis (replacement cost higher by $138,882 and $122,340)	272,039	130,917
Prepaid expenses and other current assets	10,382	6,832
Income tax receivable	8,287	8,192
Total current assets	502,268	311,022
Investment in joint venture	36,460	27,879
Goodwill	69,901	50,110
Intangible assets	93,813	41,427
Prepaid pension cost	15,956	18,580
Other assets	21,784	3,619
Property, plant and equipment, at cost
Land	5,194	5,195
Building	52,434	52,277
Machinery and equipment	172,833	182,178
Property, plant and equipment, at cost	230,461	239,650
Less - accumulated depreciation	(148,320)	(162,935)
Property, plant and equipment, net	82,141	76,715
Total assets	822,323	529,352
Current liabilities
Accounts payable	116,874	71,764
Accrued payroll and employee benefits	14,792	16,984
Accrued liabilities	19,036	14,336
Income taxes payable	1,884	2,357
Deferred income taxes	0	2,461
Current portion of long-term debt	192	8,012
Short term debt	500	0
Total current liabilities	153,278	115,914
Long-term debt, less current portion	314,240	61,127
Deferred income taxes	25,650	26,754
Other non-current liabilities	7,252	3,390
Pension and post retirement benefit obligations	9,624	8,708
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value - 9,988 shares authorized; no shares issued and outstanding at December 31, 2011 and December 31, 2010
Common stock, $0.01 par value - 30,000 shares authorized; 23,159 shares issued and 23,010 outstanding at December 31, 2011 and 23,149 shares issued and 22,986 outstanding at December 31, 2010	232	231
Additional paid-in capital	184,596	180,519
Retained earnings	148,987	150,747
Accumulated other comprehensive loss	(19,824)	(15,812)
Treasury stock, at cost - 149 shares in 2011 and 163 shares in 2010	(1,712)	(2,226)
Total stockholders' equity	312,279	313,459
Total liabilities and stockholders' equity	$ 822,323	$ 529,352